Federal Income Taxes	12 Months Ended
Dec. 31, 2011
Federal Income Taxes [Abstract]
Federal Income Taxes

NOTE 15 - FEDERAL INCOME TAXES

The provision for federal income taxes consisted of the following for 2011, 2010, and 2009:

	2011	2010	2009
	(Dollars in thousands)

Current	$1,253	$1,306	$1,393
Deferred	(55)	(303)	(441)

Total	$1,198	$1,003	$952

The income tax provision attributable to income from operations differs from the amounts computed by applying the U.S. federal income tax rate of 34% to income before federal income taxes as a result of the following:

	2011	2010	2009
	(Dollars in thousands)

Expected tax using statutory tax rate of 34%	$2,023	$1,709	$1,380
Increase (decrease) in tax resulting from:
Tax-exempt income on state and municipal
securities and political subdivision loans	(781)	(595)	(364)
Interest expense associated with carrying certain
state and municipal securities and political
subdivision loans	32	35	27
Increase in cash value of life insurance policies	(102)	(131)	(117)
Other, net	26	(15)	26

Total	$1,198	$1,003	$952

The deferred federal income tax credit of $55,000 in 2011, $303,000 in 2010, and $441,000 in 2009, resulted from the tax effects of temporary differences. There was no impact for changes in tax laws and rates or changes in the valuation allowance for deferred tax assets.

The tax effects of temporary differences that give rise to significant portions of the deferred tax liabilities and deferred tax assets at December 31, 2011 and 2010 are presented below:

	2011	2010
	(Dollars in thousands)
Deferred tax assets:
Allowance for loan losses	$1,246	$1,264
Accrued expenses and other	501	542

Total deferred tax assets	1,747	1,806

Deferred tax liabilities:
Unrealized gain on securities available-for-sale	2,236	261
Purchase accounting basis difference	149	192
Depreciation of premises and equipment	148	135
Federal Home Loan Bank stock dividends	455	455
Direct financing leases	102	214
Deferred loan costs and other	145	158

Total deferred tax liabilities	3,235	1,415

Net deferred tax assets (liabilities)	$(1,488)	$391

The net deferred tax assets (liabilities) at December 31, 2011 and 2010 are included in other assets (liabilities) in the consolidated balance sheets.

Management believes it is more likely than not that the benefit of deferred tax assets will be realized. Consequently, no valuation allowance for deferred tax assets is deemed necessary as of December 31, 2011 and 2010.

In management's determination, the Corporation has no tax positions for which it deems reasonably possible that the total amounts of the unrecognized tax benefit will significantly increase or decrease within the 12 months subsequent to December 31, 2011 and 2010. The tax years that remain open and subject to examination as of December 31, 2011 are years 2008 – 2010 for Federal and the State of Ohio.